Valuation Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Valuation accounts [Table Text Block]
	Allowance for doubtful accounts	Slow- moving inventory

Balance as of January 1, 2010	862	805
Charges to costs and expenses	200	184
Deductions: write-off and others	17	(118)
Balance as of December 31, 2010	1,079	871
Charges to costs and expenses	191	428
Deductions: write-off and others	2	(133)
Balance as of December 31, 2011	1,272	1,166
Charges to costs and expenses	516	124
Deductions: write-off and others	(186)	(356)
Balance as of December 31, 2012	1,602	934